Loans at amortized cost, etc. - Changes in loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Loans at amortized cost net category
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		₩ 411,549,785		₩ 387,977,868
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease	[1]	6,876,364		24,915,820
Charge off		(1,649,416)	[2]	(1,106,922)	[3]
Disposal		(706,701)		(237,079)
Business combination				98
Ending balance		416,070,032		411,549,785
Loans at amortized cost net category | Retail | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		146,741,436		145,927,405
Transfer (from) to 12 months expected credit losses		3,684,473		3,399,814
Transfer (from) to lifetime expected credit losses		(6,347,880)		(4,240,767)
Transfer (from) to credit- impaired financial assets		(462,894)		(252,730)
Net increase and decrease	[1]	1,826,622		1,907,714
Charge off		0	[2]	0	[3]
Disposal		0		0
Business combination				0
Ending balance		145,441,757		146,741,436
Loans at amortized cost net category | Retail | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		8,491,997		8,149,050
Transfer (from) to 12 months expected credit losses		(3,671,574)		(3,390,943)
Transfer (from) to lifetime expected credit losses		6,382,499		4,275,492
Transfer (from) to credit- impaired financial assets		(266,533)		(154,510)
Net increase and decrease	[1]	(1,544,703)		(385,941)
Charge off		0	[2]	0	[3]
Disposal		(1,477)		(1,151)
Business combination				0
Ending balance		9,390,209		8,491,997
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		600,340		451,228
Transfer (from) to 12 months expected credit losses		(12,899)		(8,871)
Transfer (from) to lifetime expected credit losses		(34,619)		(34,725)
Transfer (from) to credit- impaired financial assets		729,427		407,240
Net increase and decrease	[1]	148,463		127,858
Charge off		(489,511)	[2]	(263,962)	[3]
Disposal		(147,151)		(78,428)
Business combination				0
Ending balance		794,050		600,340
Loans at amortized cost net category | Corporations | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		183,229,940		170,489,366
Transfer (from) to 12 months expected credit losses		6,312,378		7,620,344
Transfer (from) to lifetime expected credit losses		(14,969,646)		(11,480,879)
Transfer (from) to credit- impaired financial assets		(511,906)		(222,960)
Net increase and decrease	[1]	7,797,722		16,841,069
Charge off		0	[2]	0	[3]
Disposal		(56,032)		(17,000)
Business combination				0
Ending balance		181,802,456		183,229,940
Loans at amortized cost net category | Corporations | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		32,054,591		28,830,615
Transfer (from) to 12 months expected credit losses		(6,310,771)		(7,612,945)
Transfer (from) to lifetime expected credit losses		14,984,213		11,491,902
Transfer (from) to credit- impaired financial assets		(476,684)		(489,488)
Net increase and decrease	[1]	1,502,116		(164,160)
Charge off		0	[2]	0	[3]
Disposal		(7,325)		(1,333)
Business combination				0
Ending balance		41,746,140		32,054,591
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		970,719		930,549
Transfer (from) to 12 months expected credit losses		(1,607)		(7,399)
Transfer (from) to lifetime expected credit losses		(14,567)		(11,023)
Transfer (from) to credit- impaired financial assets		988,590		712,448
Net increase and decrease	[1]	449,944		(267,984)
Charge off		(352,324)	[2]	(249,453)	[3]
Disposal		(491,911)		(136,419)
Business combination				0
Ending balance		1,548,844		970,719
Loans at amortized cost net category | Credit card | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		23,586,633		21,346,418
Transfer (from) to 12 months expected credit losses		59,586		431,252
Transfer (from) to lifetime expected credit losses		(72,489)		(764,938)
Transfer (from) to credit- impaired financial assets		(19,349)		(115,976)
Net increase and decrease	[1]	(259,750)		2,689,877
Charge off		0	[2]	0	[3]
Disposal		0		0
Business combination				0
Ending balance		23,294,631		23,586,633
Loans at amortized cost net category | Credit card | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		4,333,611		4,166,803
Transfer (from) to 12 months expected credit losses		(59,510)		(430,915)
Transfer (from) to lifetime expected credit losses		72,551		765,279
Transfer (from) to credit- impaired financial assets		(10,202)		(160,843)
Net increase and decrease	[1]	(226,043)		(6,713)
Charge off		0	[2]	0	[3]
Disposal		0		0
Business combination				0
Ending balance		4,110,407		4,333,611
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		493,480		457,582
Transfer (from) to 12 months expected credit losses		(76)		(337)
Transfer (from) to lifetime expected credit losses		(62)		(341)
Transfer (from) to credit- impaired financial assets		29,551		276,819
Net increase and decrease	[1]	928,319		352,143
Charge off		(805,454)	[2]	(592,386)	[3]
Disposal		(155)		0
Business combination				0
Ending balance		645,603		493,480
Loans at amortized cost net category | Others | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		10,367,271		6,542,444
Transfer (from) to 12 months expected credit losses		51,588		55,766
Transfer (from) to lifetime expected credit losses		(154,268)		(52,028)
Transfer (from) to credit- impaired financial assets		(476)		(18)
Net increase and decrease	[1]	(3,819,606)		3,821,009
Charge off		0	[2]	0	[3]
Disposal		0		0
Business combination				98
Ending balance		6,444,509		10,367,271
Loans at amortized cost net category | Others | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		665,676		668,657
Transfer (from) to 12 months expected credit losses		(51,588)		(55,766)
Transfer (from) to lifetime expected credit losses		154,268		52,030
Transfer (from) to credit- impaired financial assets		(6,139)		(12)
Net increase and decrease	[1]	65,262		767
Charge off		0	[2]	0	[3]
Disposal		(500)		0
Business combination				0
Ending balance		826,979		665,676
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		14,091		17,751
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		(2)
Transfer (from) to credit- impaired financial assets		6,615		30
Net increase and decrease	[1]	8,018		181
Charge off		(2,127)	[2]	(1,121)	[3]
Disposal		(2,150)		(2,748)
Business combination				0
Ending balance		24,447		14,091
Due from banks at amortized cost and other financial assets
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		49,954,366		48,338,434
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease	[1]	9,898,948		1,561,748
Charge off		(28,665)		(25,636)
Disposal		(1,824)		(1,123)
Business combination				80,943
Ending balance		59,822,825		49,954,366
Due from banks at amortized cost and other financial assets | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		49,701,131		48,154,690
Transfer (from) to 12 months expected credit losses		23,476		16,401
Transfer (from) to lifetime expected credit losses		(96,073)		(23,870)
Transfer (from) to credit- impaired financial assets		(9,110)		(10,008)
Net increase and decrease	[1]	9,789,697		1,482,975
Charge off		0		0
Disposal		0		0
Business combination				80,943
Ending balance		59,409,121		49,701,131
Due from banks at amortized cost and other financial assets | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		165,723		104,650
Transfer (from) to 12 months expected credit losses		(23,305)		(16,309)
Transfer (from) to lifetime expected credit losses		96,096		23,985
Transfer (from) to credit- impaired financial assets		(40,985)		(3,654)
Net increase and decrease	[1]	48,392		57,051
Charge off		0		0
Disposal		(5)		0
Business combination				0
Ending balance		245,916		165,723
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		87,512		79,094
Transfer (from) to 12 months expected credit losses		(171)		(92)
Transfer (from) to lifetime expected credit losses		(23)		(115)
Transfer (from) to credit- impaired financial assets		50,095		13,662
Net increase and decrease	[1]	60,859		21,722
Charge off		(28,665)		(25,636)
Disposal		(1,819)		(1,123)
Business combination				0
Ending balance		₩ 167,788		₩ 87,512

[1]	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W9,964,573 million, which is written off as of December 31, 2023.
[3]	The amount of uncollected loans currently in recovery (principal and interest) is W10,613,730 million, which is written off as of December 31, 2022.